RELATED PARTY TRANSACTIONS - Summary (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets investments	$ 1,232	$ 6,050	$ 5,711
Derivative financial instruments	1,283	48,747	191
Loans and advances to customers	2,562,324	1,850,407	947,150
Allowance for loans, advances and lease losses	(2,759)	(1,455)	(9,746)
Other assets	17,685	17,951	17,520
Total assets	2,579,765	1,921,700	960,826
Liabilities
Deposits by customers	1,522,278	1,434,117	1,364,663
Derivative financial instruments	53,051	14	23
Other liabilities	20,044	23,070	26,803
Total liabilities	1,595,373	1,457,201	1,391,489
Income
Interest on loans and financial leases	268,820	157,451	74,896
Valuation on financial instruments	145	97
Fees and commissions income	750,416	744,000	929,721
Dividends and net income on equity investments	75	213	30
Derivatives Foreign exchange contracts	(68,910)	63,060	(10,158)
Other operating income	43,476	48,531	50,816
Net income	994,022	1,013,352	1,045,305
Expenses
Interests expenses	136,562	181,085	112,403
Credit impairment charges, net	1,566	(8,307)	10,171
Fees and commissions expenses	477	590	19
Employee benefits	105,604	89,199	76,455
Other administrative and general expenses	130,571	159,184	161,367
Total expenses	374,780	421,751	360,415
Stockholders with an interest equal or higher than 20% of the Bank's capital | Previously reported
Assets
Other assets			54,842
Liabilities
Other liabilities			163,385
Directors and senior management
Assets
Derivative financial instruments	729		5
Loans and advances to customers	23,973	22,437	28,935
Allowance for loans, advances and lease losses	(19)	(50)	(49)
Other assets	16	18	41
Total assets	24,699	22,405	28,932
Liabilities
Deposits by customers	16,807	16,312	14,433
Derivative financial instruments	183	209
Other liabilities	91	59	56
Total liabilities	17,081	16,580	14,489
Income
Interest on loans and financial leases	1,834	1,783	1,249
Fees and commissions income	159	98	100
Derivatives Foreign exchange contracts	1,442	(218)	984
Other operating income	70	9	28
Net income	3,505	1,672	2,361
Expenses
Interests expenses	876	1,038	301
Credit impairment charges, net	(29)	4	50
Employee benefits	131	93	117
Other administrative and general expenses	2,711	2,492	2,056
Total expenses	3,689	3,627	2,524
Associates and joint ventures
Assets
Financial assets investments	49,643	54,001	51,991
Derivative financial instruments	53	7,297	8
Loans and advances to customers	294,674	271,676	342,896
Allowance for loans, advances and lease losses	(2,453)	(760)	(3,470)
Investments in associates and joint ventures	2,928,984	2,997,603	2,915,633
Other assets	332,811	271,263	209,350
Total assets	3,603,712	3,601,080	3,516,408
Liabilities
Deposits by customers	242,996	141,853	161,708
Derivative financial instruments	10,116	1,068	27,571
Other liabilities	73,838	70,387	54,017
Total liabilities	326,950	213,308	243,296
Income
Interest on loans and financial leases	27,177	27,925	21,715
Valuation on financial instruments	9,504	11,998	994
Fees and commissions income	18,004	14,647	20,574
Dividends and net income on equity investments	30,202	109,563	224,602
Derivatives Foreign exchange contracts	(6,797)	27,174	(30,484)
Other operating income	47,629	9,806	99,855
Net income	125,719	201,113	337,256
Expenses
Interests expenses	9,066	8,261	8,483
Credit impairment charges, net	2,742	(1,193)	(550)
Fees and commissions expenses	186,384	152,563	180,951
Other administrative and general expenses	77,086	23,644	30,792
Total expenses	$ 275,278	$ 183,275	$ 219,676